Allowance For Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 8 - ALLOWANCE FOR LOAN LOSSES

The following presents the balances and activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Commercial	Residential real estate	Non-residential real estate	Construction real estate	Consumer	Credit card	Total

Balance at December 31, 2012	$621	$1,948	$1,367	$184	$127	$78	$4,325
Provision (credit) for loan losses	(178)	284	(203)	280	59	33	275
Losses charged off	0	(360)	(169)	0	(73)	(47)	(649)
Recoveries	13	13	5	0	51	9	91

Balance at December 31, 2013	$456	$1,885	$1,000	$464	$164	$73	$4,042

Balance at December 31, 2011	$615	1,905	$1,926	$179	$84	$69	$4,778
Provision (credit) for loan losses	(7)	628	(232)	5	105	26	525
Losses charged off	(2)	(602)	(382)	0	(75)	(23)	(1,084)
Recoveries	15	17	55	0	13	6	106

Balance at December 31, 2012	$621	$1,948	$1,367	$184	$127	$78	$4,325

Balance at December 31, 2010	$542	$1,857	$2,049	$347	$85	$75	$4,955
Provision (credit) for loan losses	(74)	720	256	(168)	14	27	775
Losses charged off	(56)	(746)	(903)	0	(38)	(43)	(1,786)
Recoveries	203	74	524	0	23	10	834

Balance at December 31, 2011	$615	$1,905	$1,926	$179	$84	$69	$4,778